Summary of Significant Accounting Policies (Schedule of Disaggregates Product Sales by Business Segment by Geography) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	$ 85,980	$ 64,886	$ 65,368
Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	23,345	19,865	25,353
Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	62,635	45,021	40,015
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	10,460	7,861	11,228
United States [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	1,014	1,349	1,265
United States [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	9,446	6,512	9,963
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	34,448	24,905	27,097
CHINA [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	20,430	17,081	22,567
CHINA [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	14,018	7,824	4,530
UNITED KINGDOM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	6,736	3,259	4,852
UNITED KINGDOM [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	26	15	159
UNITED KINGDOM [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	6,710	3,244	4,693
HONG KONG [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	11,593	8,138	6,188
HONG KONG [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	1,666	1,248	1,202
HONG KONG [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	9,927	6,890	4,986
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	13,421	9,564	9,827
Europe [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	209	169	153
Europe [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	13,212	9,395	9,674
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	5,503	4,680	2,681
Canada [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales
Canada [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	5,503	4,680	2,681
Segments Geographical Location Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	3,819	6,479	3,495
Segments Geographical Location Other [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales		3	7
Segments Geographical Location Other [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	$ 3,819	$ 6,476	$ 3,488